F/m Emerald Life Sciences Innovation ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Health Care - 98.9% (a)
Biotechnology - 61.3% (a)
Alamar Biosciences, Inc. (b)	9,442	$ 192,994
Axsome Therapeutics, Inc. (b)	12,723	2,983,289
Billiontoone, Inc. (b)	29,023	2,872,987
Bridgebio Pharma, Inc. (b)	18,534	1,228,063
Cogent Biosciences, Inc. (b)	226,142	7,905,924
Corvus Pharmaceuticals, Inc. (b)	165,305	2,051,435
Cytokinetics, Inc. (b)	43,268	3,321,252
Dianthus Therapeutics, Inc. (b)	34,884	3,244,561
Guardant Health, Inc. (b)	44,694	5,796,365
Insmed, Inc. (b)	6,050	646,805
Korro Bio, Inc. (b)	62,855	842,886
Mirum Pharmaceuticals, Inc. (b)	50,911	5,167,466
Nektar Therapeutics (b)	50,876	3,300,835
Palvella Therapeutics, Inc. (b)	17,254	2,043,909
Savara, Inc. (b)	651,024	3,385,325
Spyre Therapeutics, Inc. (b)	91,588	6,731,718
Trevi Therapeutics, Inc. (b)	231,602	3,274,852
Twist Bioscience Corp. (b)	17,850	1,193,629
VeraDermics, Inc. (b)	35,568	3,589,167
Viridian Therapeutics, Inc. (b)	133,261	2,348,059
WaVe Life Sciences Ltd. (b)	152,008	1,000,213
Xeris Biopharma Holdings, Inc. (b)	207,543	1,278,465
		64,400,199
Health Care Services - 4.2%
Aveanna Healthcare Holdings, Inc. (b)	105,779	758,435
Hinge Health, Inc. - Class A (b)	17,590	988,734
Lumexa Imaging Holdings, Inc. (b)	94,977	738,921
RadNet, Inc. (b)	14,899	827,342
Waystar Holding Corp. (b)	55,155	1,098,136
		4,411,568
Medical Equipment - 14.3%
Alphatec Holdings, Inc. (b)	77,386	599,741
Ceribell, Inc. (b)	88,354	1,630,131
Globus Medical, Inc. - Class A (b)	16,258	1,331,205
Integer Holdings Corp. (b)	13,436	1,200,910
LivaNova PLC (b)	101,212	7,469,446
TransMedics Group, Inc. (b)	41,894	2,815,277
		15,046,710
Medical Services - 0.4%
NeoGenomics, Inc. (b)	43,071	453,107

Medical Supplies - 2.1%
ICU Medical, Inc. (b)	16,227	2,196,973

Pharmaceuticals - 16.6%
Corcept Therapeutics, Inc. (b)	72,454	5,034,828
Travere Therapeutics, Inc. (b)	170,714	8,054,287
United Therapeutics Corp. (b)	7,841	4,366,026
		17,455,141
Total Health Care		103,963,698
TOTAL COMMON STOCKS (Cost $79,678,097)		103,963,698

EXCHANGE TRADED FUNDS - 1.1%	Shares		Value
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (c)	22,751		1,137,550
TOTAL EXCHANGE TRADED FUNDS (Cost $1,136,843)			1,137,550

TOTAL INVESTMENTS - 100.0% (Cost $80,814,940)			105,101,248
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00039)	(40,613)
TOTAL NET ASSETS - 100.0%			$ 105,060,635

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

F/m Emerald Life Sciences Innovation ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 103,963,698	$ –	$ –	$ 103,963,698
Exchange Traded Funds	1,137,550	–	–	1,137,550
Total Investments	$ 105,101,248	$ –	$ –	$ 105,101,248

Refer to the Schedule of Investments for further disaggregation of investment categories.